Related parties - Analysis of balances due from/to related parties (Details) - MXN ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Disclosure of transactions between related parties
Due to related parties	$ 40,931	$ 65,022	$ 40,931
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Due to related parties	$ 24,980	$ 33,775	24,980
Term	30 days	30 days
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Due to related parties	$ 15,951	$ 30,627	$ 15,951
Term	30 days	30 days
SearchForce, Inc.
Disclosure of transactions between related parties
Due to related parties		$ 620
Term			30 days